Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Effective income tax rate	31.00%	31.00%	31.00%
Net increase (decrease) in the total valuation allowance	¥ (1,341)	¥ (11,679)	¥ 3,074
Net operating losses which can be carried forward for income tax purposes to reduce future taxable income	177,351
Deferred tax liabilities not recognized for a portion of undistributed earnings of foreign subsidiaries	19,408
Undistributed earnings of subsidiaries for which tax liabilities were not recognized earlier	857,289
Total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized	¥ 8,354	¥ 9,813